Retirement Benefits (Changes recognized in other comprehensive income on pretax basis) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss arising during the period	$ 311.8	$ 351.8
Amortization of net actuarial loss	(90.4)	(97.8)
Prior service cost (credit) arising during the period	1.2	1.2
Amortization of prior service cost	(2.8)	(2.8)
Total	219.8	252.4
International [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss arising during the period	172.1	79.4
Amortization of net actuarial loss	(36.5)	(43.3)
Prior service cost (credit) arising during the period	(0.1)	(3.1)
Amortization of prior service cost	0.2	0.0
Total	135.7	33.0
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss arising during the period	7.5	(2.3)
Amortization of net actuarial loss	(0.7)	(0.8)
Total	$ 6.8	$ (3.1)